CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 3,148	$ 3,450
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	743	817
Increase (decrease ) in accrued severance pay	(278)	168
Stock-based compensation	878	$ 17
Decrease in deferred tax	630
Increase in trade receivables, net	(4,273)	$ (7,334)
Decrease (increase) in other accounts receivable and prepaid expenses	(52)	1,366
Increase in inventories, net	(204)	(342)
Increase (decrease) in trade payables	(109)	781
Increase in employees and payroll accruals	724	$ 542
Decrease in advance payment	(2,864)
Increase (decrease) in accrued expenses and other liabilities	286	$ (1,667)
Net cash used in operating activities	(1,371)	(2,202)
Cash flows from investing activities:
Purchase of property and equipment	(346)	(168)
Decrease (Increase) in severance pay fund	223	(55)
Liability for future earn-out	(388)	(230)
Restricted bank deposits, net	2,152	(478)
Net cash provided (used in) by investing activities	$ 1,641	(931)
Cash flows from financing activities:
Short-term bank credit, net		25
Proceeds from issuance of share capital, net of issuance costs	$ 27,153	2,449
Proceeds from exercise of options and warrants, net	181	45
Net cash provided by financing activities	27,334	2,519
Increase (decrease) in cash and cash equivalents	27,604	(614)
Cash and cash equivalents at the beginning of the year	4,789
Cash and cash equivalents at the end of the year	32,393	$ 2,059
Supplemental disclosure of cash flows information:
Cash paid during the period for: Income taxes, net	$ 16